Condensed Financial Information of the Parent Company Only - Schedule of Condensed Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income
Interest and dividends received from subsidiaries	$ 91,968	$ 69,256	$ 64,454
Other	1,929	1,755	1,537
Expenses
Interest on subordinated notes	3,774	2,072	1,227
Other	6,199	5,885	4,504
Income tax benefit	524	(4,338)	(5,697)
Net income	956	20,751	22,517
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Income
Interest and dividends received from subsidiaries	10,158	11,497	8,512
Other	1,390	1,108	404
Total income	11,548	12,605	8,916
Expenses
Interest on subordinated notes	3,774	2,072	1,227
Other	2,771	3,191	3,200
Total expenses	6,545	5,263	4,427
Income before income tax benefit and equity in undistributed income of subsidiaries	5,003	7,342	4,489
Income tax benefit	1,058	859	837
Equity in undistributed (loss) income of subsidiaries	(5,105)	12,550	17,191
Net income	$ 956	$ 20,751	$ 22,517